REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue by type
Revenue	$ 3,162	$ 2,833	$ 5,909	$ 5,476
Gold
Revenue by type
Revenue	2,868	2,584	5,396	4,995
Spot market sales
Revenue by type
Revenue	2,754	2,490	5,170	4,816
Concentrate sales
Revenue by type
Revenue	109	97	212	174
Gold provisional pricing adjustments [Member]
Revenue by type
Revenue	5	(3)	14	5
Copper
Revenue by type
Revenue	219	189	382	360
Copper concentrate [Member]
Revenue by type
Revenue	223	200	382	359
Copper provisional pricing adjustments [Member]
Revenue by type
Revenue	(4)	(11)	0	1
Other sales
Revenue by type
Revenue	$ 75	$ 60	$ 131	$ 121